Schedule of Investments (unaudited) April 30, 2021	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.6%

Utilities — 0.6%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$1,930	$2,343,522

New Jersey — 110.7%

Corporate — 3.5%
New Jersey Economic Development Authority, RB
Series A, (NPFGC), 5.25%, 07/01/25(a)	415	495,228
Series A, AMT, 5.63%, 11/15/30	1,730	1,952,322
Series B, AMT, 5.63%, 11/15/30	5,000	5,642,550
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,810	1,900,229
3.50%, 04/01/42	1,355	1,408,292
Series A, AMT, 2.20%, 10/01/39(b)	2,130	2,255,457

		13,654,078

County/City/Special District/School District — 17.0%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	2,280	2,441,333
5.25%, 11/01/44	12,000	12,769,680
City of Bayonne New Jersey, Refunding GO
(BAM SAW), 5.00%, 07/01/33	1,565	1,859,627
(BAM SAW), 5.00%, 07/01/35	2,425	2,859,075
County of Middlesex New Jersey, Refunding COP, 5.00%, 10/15/31	2,840	3,345,406
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/49	465	512,314
Essex County Improvement Authority, Refunding RB
(GTD, NPFGC), 5.50%, 10/01/28	4,540	6,082,828
(NPFGC), 5.50%, 10/01/29	8,505	11,663,502
Ewing Township Board of Education, GO
(SCH BD RES FD), 4.00%, 07/15/38	1,190	1,371,594
(SCH BD RES FD), 4.00%, 07/15/39	1,090	1,252,584
Hudson County Improvement Authority, RB, 4.00%, 10/01/51	700	817,243
Mercer County Improvement Authority, RB, 5.00%, 09/01/40	2,480	2,916,778
Monmouth County Improvement Authority, RB
Series B, (GTD), 4.00%, 12/01/37	500	595,520
Series B, (GTD), 4.00%, 12/01/38	510	604,967
Monroe Township Board of Educationddlesex County, Refunding GO, (SCH BD RES FD), 5.00%, 03/01/25(c)	2,750	3,236,475
New Jersey Economic Development Authority, RB
Series QQQ, 4.00%, 06/15/50	1,045	1,183,410
Series B, AMT, 6.50%, 04/01/31	4,310	4,632,905
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	4,750	5,223,385
Union County Improvement Authority, RB, (GTD), 5.00%, 05/01/22(c)	2,320	2,431,430
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 5.25%, 12/01/31	670	688,532

		66,488,588

Education — 17.5%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	950	1,019,302

Security	Par (000)	Value

Education (continued)
Gloucester County Improvement Authority, RB
(BAM), 4.00%, 07/01/46	$375	$436,410
(BAM), 4.00%, 07/01/51	520	601,890
New Jersey Economic Development Authority, RB 6.00%, 10/01/33	4,675	5,181,910
Series A, 5.00%, 07/01/27(d)	330	361,132
Series A, 5.13%, 11/01/29(d)	150	168,153
Series A, 5.25%, 07/01/37(d)	1,030	1,130,909
Series A, 5.00%, 07/01/38	160	184,557
Series A, 6.25%, 11/01/38(d)	440	518,606
Series A, 5.00%, 07/01/47	440	461,331
Series A, 5.38%, 07/01/47(d)	1,685	1,826,456
Series A, 5.00%, 12/01/48	4,475	5,159,854
Series A, 5.00%, 06/15/49(d)	970	1,039,830
Series A, 5.00%, 07/01/50	410	459,389
Series A, 6.50%, 11/01/52(d)	2,490	2,897,912
Series A, 5.00%, 06/15/54(d)	730	777,289
Series A, 5.25%, 11/01/54(d)	1,805	1,837,328
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,280	2,706,109
Series A, 4.25%, 09/01/27(d)	210	228,491
Series A, 5.63%, 08/01/34(d)	630	666,666
Series A, 5.00%, 09/01/37(d)	805	909,175
Series A, 5.88%, 08/01/44(d)	1,070	1,127,352
Series A, 6.00%, 08/01/49(d)	555	583,960
Series A, 5.13%, 09/01/52(d)	1,700	1,884,280
New Jersey Educational Facilities Authority, RB
Series A, 5.00%, 07/01/45	1,075	1,304,491
Series C, (AGM), 3.25%, 07/01/49	475	504,725
Series C, (AGM), 4.00%, 07/01/50	400	452,004
New Jersey Educational Facilities Authority, Refunding RB
Series A, 5.00%, 07/01/28	915	1,082,811
Series A, 5.00%, 07/01/44	10,960	12,323,314
Series A, 4.00%, 07/01/47	955	1,036,251
Series B, 5.00%, 07/01/42	690	724,162
Series D, 5.00%, 07/01/38	500	531,095
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 5.00%, 12/01/22.	915	985,062
Sub-Series C, AMT, 4.00%, 12/01/48	1,450	1,538,189
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.75%, 12/01/29	2,410	2,468,322
Sub-Series C, AMT, 3.63%, 12/01/49	1,925	1,968,717
New Jersey Institute of Technology, RB
Series A, 5.00%, 07/01/22(c)	2,455	2,592,652
Series A, 5.00%, 07/01/40	3,000	3,456,870
Series A, 5.00%, 07/01/45	4,500	5,187,690

		68,324,646

Health — 8.5%
Camden County Improvement Authority, Refunding RB, 5.00%, 02/15/34	590	650,841
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	555	644,266
5.00%, 01/01/39	555	638,306

1

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	$1,685	$2,026,600
4.00%, 07/01/44	2,755	3,198,583
Series A, 5.50%, 07/01/43	2,400	2,648,064
New Jersey Health Care Facilities Financing Authority, Refunding RB
6.00%, 07/01/21(c)	4,090	4,127,996
5.00%, 07/01/34	860	1,041,245
5.00%, 07/01/39	2,530	3,017,303
4.00%, 07/01/41	1,400	1,574,678
Series A, 5.63%, 07/01/21(c)	6,990	7,050,882
Series A, 6.00%, 07/01/21(c)	900	908,361
Series A, 4.00%, 07/01/43	1,635	1,824,693
Series A, 5.00%, 07/01/43	3,305	3,956,812

		33,308,630

Housing — 2.6%
New Jersey Housing & Mortgage Finance Agency Refunding RB
Series A, (FHLMC), 2.45%, 11/01/45	385	372,530
Series A, (FHLMC), 2.55%, 11/01/50	350	338,954
Series A, (FHLMC), 2.63%, 11/01/56	350	341,107
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, 4.00%, 11/01/48.	305	329,644
Series A, 4.10%, 11/01/53	180	194,089
Series D, AMT, 4.25%, 11/01/37	1,260	1,362,614
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	2,505	2,731,076
Series E, 2.25%, 10/01/40	1,305	1,315,975
Series E, 2.40%, 10/01/45	1,005	1,013,914
Newark Housing Authority Scholarship Foundation A New Jersey Non, RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,214,440

		10,214,343

Other — 0.0%
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(e)(f)	2,350	47,000

State — 33.9%
Garden State Preservation Trust, RB, CAB(g)
Series B, (AGM), 0.00%, 11/01/23	1,460	1,442,772
Series B, (AGM), 0.00%, 11/01/26	6,000	5,631,360
Series B, (AGM), 0.00%, 11/01/27	4,000	3,671,160
Series B, (AGM), 0.00%, 11/01/28	4,540	4,055,764
New Jersey Economic Development Authority, RB 4.00%, 06/15/49	2,380	2,658,365
Series A, (NPFGC), 5.25%, 07/01/25	3,450	4,032,463
Series B, 5.00%, 06/15/35	3,750	4,590,187
Series B, 5.00%, 06/15/43	2,235	2,685,621
Series EEE, 5.00%, 06/15/43	4,450	5,354,596
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/15/22	3,690	3,882,397
5.00%, 06/15/26	1,250	1,307,200
5.00%, 06/15/28	975	1,011,104
5.00%, 06/15/29	2,260	2,361,497
4.00%, 07/01/46	2,255	2,548,826

Security	Par (000)	Value

State (continued)
New Jersey Economic Development Authority,
Refunding RB (continued)
Sub-Series A, 5.00%, 07/01/33	$1,175	$1,375,114
Sub-Series A, 4.00%, 07/01/34	1,270	1,403,007
New Jersey Educational Facilities Authority, RB,
Series A, 5.00%, 09/01/32	4,000	4,556,240
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/42	6,885	7,205,910
Series AA, 5.00%, 06/15/38	9,490	10,592,074
Series AA, 5.50%, 06/15/39	8,205	9,016,556
Series AA, 5.25%, 06/15/41	5,000	5,822,350
Series AA, 4.00%, 06/15/50	5,000	5,641,400
Series B, 5.00%, 06/15/33	1,110	1,362,592
Series B, 5.25%, 06/15/36	8,500	8,547,005
Series BB, 4.00%, 06/15/50	2,690	2,970,406
New Jersey Transportation Trust Fund Authority, RB, CAB(g)
Series C, (AGM), 0.00%, 12/15/32	5,250	4,266,885
Series C, (AMBAC), 0.00%, 12/15/35	4,140	2,963,992
New Jersey Transportation Trust Fund Authority,
Refunding RB
4.00%, 12/15/39	1,000	1,144,800
Series A, 5.00%, 12/15/32	3,530	4,340,029
Series A, 5.00%, 12/15/35	905	1,106,272
Series A, 5.00%, 12/15/36	500	610,405
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/48	7,620	8,706,002
State of New Jersey, GO, Series A, 4.00%, 06/01/32	4,180	5,258,231

		132,122,582

Tobacco — 6.9%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	7,000	8,264,900
Series A, 5.25%, 06/01/46	1,595	1,917,764
Sub-Series B, 5.00%, 06/01/46	14,375	16,848,075

		27,030,739

Transportation — 17.3%
New Jersey Economic Development Authority, RB
AMT, (AGM), 5.00%, 01/01/31	1,000	1,107,180
AMT, 5.38%, 01/01/43	15,780	17,673,758
New Jersey Economic Development Authority,
Refunding ARB, AMT, 5.00%, 10/01/37	2,750	3,205,922
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.50%, 06/15/21(c)	6,330	6,368,676
Series A, 6.00%, 06/15/21(c)	11,440	11,516,419
Series A, 5.00%, 06/15/30	2,000	2,373,240
New Jersey Transportation Trust Fund Authority,
Refunding RB, Series A, 5.00%, 06/15/31	5,540	6,556,867
New Jersey Turnpike Authority, RB
Series A, 5.00%, 07/01/22(c)	7,015	7,408,441
Series A, 5.00%, 01/01/35	1,060	1,288,229
Series E, 5.00%, 01/01/45	720	826,272
New Jersey Turnpike Authority, Refunding RB
Series A, 5.00%, 01/01/22(c)	1,000	1,031,970
Series B, 5.00%, 01/01/34	1,150	1,423,539
Series G, 4.00%, 01/01/43	1,445	1,639,930
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 172nd Series, AMT, 5.00%, 10/01/34	2,500	2,604,450

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued)
Consolidated, 206th Series, AMT, 5.00%, 11/15/47	$1,525	$1,820,850
South Jersey Transportation Authority, RB, Series A, 5.00%, 11/01/45	575	715,818

		67,561,561

Utilities — 3.5%
Passaic Valley Sewerage Commission, Refunding RB
Series J, (AGM), 3.00%, 12/01/40	920	986,304
Series J, (AGM), 3.00%, 12/01/41	940	1,005,133
Series J, (AGM), 3.00%, 12/01/42	965	1,029,279
Series J, (AGM), 3.00%, 12/01/43	985	1,048,060
Series J, (AGM), 3.00%, 12/01/44	1,005	1,067,310
Series J, (AGM), 3.00%, 12/01/45	1,030	1,091,996
Rahway Valley Sewerage Authority, RB, CAB(g)
Series A, (NPFGC), 0.00%, 09/01/31	6,000	5,117,700
Series A, (NPFGC), 0.00%, 09/01/33	2,650	2,142,604

		13,488,386

Total Municipal Bonds in New Jersey		432,240,553

New York — 12.1%

Transportation — 12.1%
Port Authority of New York & New Jersey, ARB
Consolidated, 93rd Series, 6.13%, 06/01/94	5,000	5,868,550
Consolidated, 218th Series, AMT, 4.00%, 11/01/34	3,285	3,893,579
Consolidated, 218th Series, AMT, 4.00%, 11/01/47	4,970	5,658,743
Consolidated, 221st Series, AMT, 4.00%, 07/15/45	2,165	2,496,050
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	16,500	16,830,330
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	1,365	1,645,671
Series 223, AMT, 4.00%, 07/15/51	2,395	2,779,014
Port Authority of New York & New Jersey, Refunding RB
Consolidated, 200th Series, 5.00%, 09/01/36	2,495	3,201,509
Consolidated, 212th Series, 4.00%, 09/01/37	4,000	4,758,720

Total Municipal Bonds in New York		47,132,166

Pennsylvania — 1.1%

Transportation — 1.1%
Delaware River Port Authority, RB, 5.00%, 01/01/40	4,000	4,456,520

Puerto Rico — 6.0%

State — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,225	2,470,128
Series A-1, Restructured, 5.00%, 07/01/58	9,254	10,396,036
Series A-2, Restructured, 4.33%, 07/01/40	1,131	1,236,206
Series A-2, Restructured, 4.78%, 07/01/58	2,028	2,257,671
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(g)	4,385	1,382,634

		17,742,675

Security	Par (000)	Value

Tobacco — 0.4%
Children’s Trust Fund, Refunding RB 5.50%, 05/15/39	$760	$778,567
5.63%, 05/15/43	790	798,974

		1,577,541

Utilities — 1.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	2,995	3,122,078
Series A, Senior Lien, 5.13%, 07/01/37	855	892,090

		4,014,168

Total Municipal Bonds in Puerto Rico		23,334,384

Total Municipal Bonds — 130.5% (Cost: $465,575,570)		509,507,145

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New Jersey — 24.9%

County/City/Special District/School District — 7.9%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	2,560	3,051,341
Union County Utilities Authority, Refunding RB
Series A, 5.00%, 06/15/41	6,982	7,018,622
Series A, AMT, 5.25%, 12/01/31	20,310	20,871,774

		30,941,737

Education — 7.8%
New Jersey Economic Development Authority,
Refunding RB(i)
AMT, 3.00%, 08/01/41	7,879	7,992,163
AMT, 3.00%, 08/01/43	11,331	11,494,346
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(c)	10,000	10,961,100

		30,447,609

Health — 1.6%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/47	5,555	6,153,383

State — 3.9%
Garden State Preservation Trust, RB, Series A, 5.75%, 11/01/28	5,460	6,732,617
New Jersey Economic Development Authority, Refunding RB, Series NN, 5.00%, 03/01/29(i)	8,017	8,683,507

		15,416,124

3

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 3.7%
New Jersey Turnpike Authority, RB, Series A, 5.00%, 07/01/22(c)(i)	$13,520	$14,278,337

Total Municipal Bonds in New Jersey		97,237,190

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.9% (Cost: $92,896,816)		97,237,190

Total Long-Term Investments — 155.4% (Cost: $558,472,386)		606,744,335

	Shares

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	8,828,876	8,830,642

Total Short-Term Securities — 2.3% (Cost: $8,830,641)		8,830,642

Total Investments — 157.7% (Cost: $567,303,027)		615,574,977

Other Assets Less Liabilities — 1.8%		7,020,507

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.5)%		(52,545,878)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (46.0)%		(179,710,130)

Net Assets Applicable to Common Shares — 100.0%		$390,339,476

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Zero-coupon bond.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between January 1, 2022 to February 1, 2037, is $25,936,359.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$4,006,566	$4,824,237	(a)	$—	$2,165	$(2,326)	$8,830,642	8,828,876	$320	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	136	06/21/21	$17,969	$(21,055)
U.S. Long Treasury Bond	43	06/21/21	6,764	(28,271)

				$(49,326)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$509,507,145	$—	$509,507,145
Municipal Bonds Transferred to Tender Option Bond Trusts	—	97,237,190	—	97,237,190
Short-Term Securities
Money Market Funds	8,830,642	—	—	8,830,642

	$8,830,642	$606,744,335	$—	$615,574,977

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(49,326)	$—	$—	$(49,326)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(52,523,586)	$—	$(52,523,586)
VRDP Shares at Liquidation Value	—	(180,000,000)	—	(180,000,000)

	$—	$(232,523,586)	$—	$(232,523,586)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

Portfolio Abbreviation (continued)

FHLMC	Federal Home Loan Mortgage Corp.

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

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